Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information for cash-generating units [line items]
Summary of detailed information about intangible assets and goodwill
Intangible assets are presented in the following tables:

	As of Dec. 31, 2020			As of Dec. 31, 2019
($ in million)	Gross carrying amount	Amortization & Impairment	Net Carrying amount	Gross carrying amount	Amortization & Impairment	Net Carrying amount
Goodwill	1,104.2	(300.1)	804.1	1,046.4	—	1,046.4
Customer relationships	1,095.5	(247.4)	848.2	1,034.5	(173.9)	860.6
Developed technology	585.2	(152.4)	432.8	552.6	(107.2)	445.4
Trade name	85.3	(17.1)	68.2	80.6	(12.1)	68.5
Other intangible assets	32.5	(12.4)	20.2	21.3	(7.1)	14.2
Intangible assets under development	109.5	(7.8)	101.7	76.6	(4.5)	72.1

Total	3,012.2	(737.1)	2,275.1	2,812.0	(304.8)	2,507.3

Summary of Changes In Intangible Assets And Goodwill

($ in million)	Goodwill	Customer relationships	Developed technology	Trade name	Other intangible assets	Intangible assets under development	Total
As of Jan. 1, 2019	1,053.9	926.2	486.2	73.3	24.3	42.5	2,606.4

Additions	—	—	—	—	5.6	30.2	35.84
Acquisition of a subsidiary	—	1.1	2.2	—	4.6	—	7.9
Disposals	—	—	(0.3)	—	(0.7)	—	(1.0)
Reclassifications	—	—	—	—	(17.1)	—	(17.1)
Amortization charge	—	(59.2)	(36.6)	(4.2)	(3.8)	—	(103.8)
Impairment	—	—	—	—	—	(0.1)	(0.1)
Currency translation and other changes	(7.5)	(7.5)	(6.1)	(0.6)	1.4	(0.6)	(20.8)

As of Dec. 31, 2019	1,046.4	860.6	445.4	68.5	14.2	72.1	2,507.3

Additions	—	—	—	—	6.4	25.2	31.6
Acquisition of a subsidiary	—	—	—	—	2.9	—	2.9
Disposals	—	—	—	—	(0.1)	—	(0.1)
Amortization charge	—	(59.8)	(36.8)	(4.0)	(4.8)	(2.6)	(108.1)
Impairment	(279.5)	—	—	—	—	(0.1)	(279.6)
Currency translation and other changes	37.2	47.3	24.2	3.8	1.5	7.2	121.2

As of Dec. 31, 2020	804.1	848.2	432.8	68.3	20.2	101.7	2,275.1

Summary of Goodwill Allocated to CGU	The goodwill was allocated to the CGUs of the Company as follows:

($ in millions)	As of Dec. 31, 2020	As of Dec. 31, 2019
GMF	153.1	429.0
EL	651.0	617.4

Total	804.1	1046.4

Summary of information for cash-generating units
The following table shows the material assumptions used in determining the fair value less costs of disposal, including the input factors used for cash flow projections and the weighted cost of capital for each CGU as of Dec. 31, 2020 and Dec. 31, 2019:

	As of Dec. 31, 2020		As of Dec. 31, 2019
Planning Assumptions	GMF	EL	GMF	EL
Average revenue growth p.a. in the first three planning periods (CAGR)	5.30%	6.00%	4.50%	6.20%
Growth rate in the terminal period	1.00%	1.00%	1.00%	1.00%
WACC	7.72%	7.33%	8.80%	8.40%
Cost of Disposal	1.00%	1.00%	1.00%	1.00%

General Metal Finishing CGU
Disclosure of information for cash-generating units [line items]
Summary of information for cash-generating units
The capital market data and the material assumptions used for the impairment testing are presented in the following table:

Planning Assumptions for CGU GMF	Jun. 30, 2020	Dec. 31, 2019
Growth rate in the terminal period	1.0%	1.0%
WACC	8.6%	8.8%
Cost of Disposal	1.0%	1.0%